PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.7%
Communication Services: 12.9%
8,855
Alphabet, Inc. - Class A
$ 1,369,337
1.9
7,523  Alphabet, Inc. - Class
C
1,175,318
1.7
5,099
Electronic Arts, Inc.
736,908
1.0
3,706  Meta Platforms, Inc.
- Class A
2,135,990
3.0
20,628
(1)
Pinterest, Inc. - Class A
639,468
0.9
5,986
(1)
Take-Two Interactive
Software, Inc.
1,240,599
1.8
3,941
T-Mobile US, Inc.
1,051,104
1.5
7,622
Walt Disney Co.
752,291
1.1
9,101,015
12.9
Consumer Discretionary: 8.3%
14,672
(1)
Amazon.com, Inc.
2,791,495
3.9
19,424
eBay, Inc.
1,315,587
1.9
843
(1)
Lululemon Athletica,
Inc.
238,619
0.3
2,539
NIKE, Inc. - Class B
161,176
0.2
4,551
Tapestry, Inc.
320,436
0.5
2,755
Target Corp.
287,512
0.4
2,967
(1)
Tesla, Inc.
768,928
1.1
5,883,753
8.3
Consumer Staples: 2.5%
51,297
(1)
Coty, Inc. - Class A
280,595
0.4
5,505
Procter & Gamble Co.
938,162
1.3
6,733
Walmart, Inc.
591,090
0.8
1,809,847
2.5
Energy: 3.0%
8,225
Chevron Corp.
1,375,960
1.9
5,857
EOG Resources, Inc.
751,102
1.1
2,127,062
3.0
Financials: 11.8%
2,794
American Express Co.
751,726
1.1
1,833
Aon PLC - Class A
731,532
1.0
24,090
Bank of America Corp.
1,005,276
1.4
1,306
Blackrock, Inc.
1,236,103
1.8
9,425
(1)
Block, Inc.
512,060
0.7
12,651
Charles Schwab Corp.
990,320
1.4
6,344  JPMorgan Chase &
Co.
1,556,183
2.2
1,007
S&P Global, Inc.
511,657
0.7
14,481
Wells Fargo & Co.
1,039,591
1.5
8,334,448
11.8
Health Care: 13.0%
6,497
Abbott Laboratories
861,827
1.2
4,813
AbbVie, Inc.
1,008,420
1.4
6,906
(1)
BioMarin
Pharmaceutical, Inc.
488,185
0.7
9,302
(1)
Boston Scientific Corp.
938,386
1.3
2,885
Elevance Health, Inc.
1,254,860
1.8
1,951
Eli Lilly & Co.
1,611,351
2.3
1,168
(1)
IQVIA Holdings, Inc.
205,918
0.3
1,759  Thermo Fisher
Scientific, Inc.
875,278
1.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,039
(1)
Vertex
Pharmaceuticals, Inc.
$ 988,548
1.4
8,301  Zimmer Biomet
Holdings, Inc.
939,507
1.3
9,172,280
13.0
Industrials: 8.7%
5,842
(1)
Boeing Co.
996,353
1.4
2,597
(1)
CoStar Group, Inc.
205,760
0.3
1,587
Eaton Corp. PLC
431,394
0.6
758
GE Vernova, Inc.
231,402
0.3
1,559
General Electric Co.
312,034
0.4
5,859  Honeywell
International, Inc.
1,240,643
1.8
342
Parker-Hannifin Corp.
207,885
0.3
4,022  Raytheon Technologies
Corp.
532,754
0.7
3,483  Stanley Black &
Decker, Inc.
267,773
0.4
11,243
(1)
Uber Technologies,
Inc.
819,165
1.2
3,840
Union Pacific Corp.
907,162
1.3
6,152,325
8.7
Information Technology: 33.7%
988  Accenture PLC - Class
A
308,296
0.4
2,333
(1)
Adobe, Inc.
894,776
1.3
2,436
(1)
Advanced Micro
Devices, Inc.
250,275
0.3
21,051
Apple, Inc.
4,676,059
6.6
2,260
Applied Materials, Inc.
327,971
0.5
1,840
CDW Corp.
294,878
0.4
4,961  Dell Technologies, Inc.
- Class C
452,195
0.6
2,602
Entegris, Inc.
227,623
0.3
1,498
Intuit, Inc.
919,757
1.3
9,102
Lam Research Corp.
661,715
0.9
5,538  Marvell Technology,
Inc.
340,975
0.5
1,508  Mastercard, Inc.
- Class A
826,565
1.2
13,870
Microsoft Corp.
5,206,659
7.4
39,890
NVIDIA Corp.
4,323,278
6.1
5,104
(1)
Okta, Inc.
537,043
0.8
11,544
(1)
ON Semiconductor
Corp.
469,725
0.7
2,244
(1)
Palo Alto Networks,
Inc.
382,916
0.5
2,402
Qualcomm, Inc.
368,971
0.5
939
(1)
Synopsys, Inc.
402,690
0.6
5,864
TE Connectivity PLC
828,701
1.2
3,207
Visa, Inc. - Class A
1,123,925
1.6
23,824,993
33.7
Materials: 0.7%
1,516
Avery Dennison Corp.
269,802
0.4
656
Sherwin-Williams Co.
229,069
0.3
498,871
0.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: 1.0%
3,141
American Tower Corp.
$ 683,482
1.0
Utilities: 2.1%
5,536
DTE Energy Co.
765,462
1.1
8,756  Public Service
Enterprise Group, Inc.
720,619
1.0
1,486,081
2.1
Total Common Stock
(Cost $54,288,017)
69,074,157
97.7
OTHER: 0.0%
Materials: 0.0%
649,000
(2)(3)(4)
SINO Forest Corp.
—
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $54,288,017)
69,074,157
97.7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.4%
Mutual Funds: 2.4%
1,690,817
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $1,690,817) $ 1,690,817 2.4
Total Short-Term
Investments
(Cost $1,690,817)
1,690,817
2.4
Total Investments in
Securities
(Cost $55,978,834) $ 70,764,974 100.1
Liabilities in Excess
of Other Assets (45,372) (0.1)
Net Assets $ 70,719,602 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 69,074,157 $ — $ — $ 69,074,157
Short-Term Investments 1,690,817 — — 1,690,817
Total Investments, at fair value $ 70,764,974 $ — $ — $ 70,764,974
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At March 31, 2025, VY
®
Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,634,267
Gross Unrealized Depreciation (1,848,127)
Net Unrealized Appreciation $ 14,786,140